S000026479 [Member] Expense Example - MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND - MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	$ 969